Other reserves (Narrative) (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Other reserves	[1]	£ 4,608	£ 3,361
Currency translation reserve [member]
Disclosure of reserves within equity [line items]
Other reserves		4,159	3,927
Movements		232
Fair value through other comprehensive income reserve [member]
Disclosure of reserves within equity [line items]
Other reserves		61	(298)
Movements		359
Changes in fair value		679
Net gains transferred to net profits		200
Tax		120
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Other reserves		489	(123)
Movements		612
Changes in fair value		844
Net gains transferred to net profits		31
Tax		204
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Other reserves		(77)	(121)
Movements		44
Funding spreads		68
Tax		24
Other reserves [member]
Disclosure of reserves within equity [line items]
Other reserves		£ (24)	£ (24)

[1]	For notes to the Financial Statements see pages 19 to 44